Fair Value Measurements - Quantitative Information Level 3(Details 5) - Level 3 - Recurring - Discounted cash flows $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) bond	Dec. 31, 2014 USD ($) bond
Corporate debt
Valuation of Level 3 Financial Instruments
Number of Bonds	1	1
Unobservable Input
Yield (as a percent)	0.00%	1.05%
Residential mortgage-backed securities (“RMBS”)
Valuation of Level 3 Financial Instruments
Number of Bonds	1	1
Minimum disclosure amount of debt instrument, fair value disclosure. | $	$ 1	$ 1
Unobservable Input
Fair Value Inputs, Entity Credit Risk	6.65%	7.36%
Collateralized Mortgage Backed Securities [Member]
Valuation of Level 3 Financial Instruments
Number of Bonds		1
Unobservable Input
Fair Value Inputs, Entity Credit Risk	0.00%	1.39%
Commercial mortgage-backed securities (“CMBS”)
Valuation of Level 3 Financial Instruments
Number of Bonds	1